Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 98,850,000	$ 20,370,000	$ 15,000,000	$ 170,000	$ 134,390,000
Corporate
Total	2,310,000		280,000		2,590,000
Del Toro Silver Mine
Total			750,000		750,000
Jerritt Canyon Gold Mine
Total	940,000		1,260,000		2,200,000
La Encantada Silver Mine
Total		440,000	320,000		760,000
La Luz Silver Project
Total			160,000		160,000
La Parrilla Silver Mine
Total			420,000		420,000
Minera Cerro Los Gatos
Total	42,290,000	6,630,000	4,020,000		52,940,000
San Dimas Silver and Gold Mine
Total	2,840,000	1,350,000	2,930,000	$ 170,000	7,290,000
San Martin Silver mine
Total	2,900,000		470,000		3,370,000
Santa Elena Silver and Gold Mine
Total	$ 47,570,000	$ 11,950,000	$ 4,390,000		$ 63,910,000